December 1, 2008 Supplement

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS OF
Morgan Stanley Alternative Opportunities Fund, dated November 28, 2008
Morgan Stanley Balanced Fund, dated May 30, 2008
Morgan Stanley California Tax-Free Income Fund, dated April 30, 2008
Morgan Stanley Capital Opportunities Trust, dated March 31, 2008
Morgan Stanley Commodities Alpha Fund, dated November 28, 2008
Morgan Stanley Convertible Securities Trust, dated January 31, 2008
Morgan Stanley Dividend Growth Securities Inc., dated June 30, 2008
Morgan Stanley Equally-Weighted S&P 500 Fund, dated March 31, 2008
Morgan Stanley Flexible Income Trust, dated February 29, 2008
Morgan Stanley Focus Growth Fund, dated April 30, 2008
Morgan Stanley Fundamental Value Fund, dated January 31, 2008
Morgan Stanley FX Alpha Plus Strategy Portfolio, dated February 29, 2008
Morgan Stanley FX Alpha Strategy Portfolio, dated February 29, 2008
Morgan Stanley Global Advantage Fund, dated September 30, 2008
Morgan Stanley Global Dividend Growth Securities, dated July 31, 2008
Morgan Stanley Global Infrastructure Fund, dated November 3, 2008
Morgan Stanley Health Sciences Trust, dated November 28, 2008
Morgan Stanley High Yield Securities Inc., dated December 31, 2008
Morgan Stanley Limited Duration Fund, dated August 29, 2008
Morgan Stanley Limited Duration U.S. Government Trust, dated September 30, 2008
Morgan Stanley Limited Term Municipal Trust, dated July 31, 2008
Morgan Stanley Mid Cap Growth Fund, dated January 31, 2008
Morgan Stanley Mid-Cap Value Fund, dated December 31, 2008
Morgan Stanley Mortgage Securities Trust, dated February 29, 2008
Morgan Stanley Natural Resource Development Securities Inc., dated June 30, 2008
Morgan Stanley New York Tax-Free Income Fund, dated April 30, 2008
Morgan Stanley Real Estate Fund, dated March 31, 2008
Morgan Stanley S&P 500 Index Fund, dated December 31, 2008
Morgan Stanley Small-Mid Special Value Fund, dated August 29, 2008
Morgan Stanley Strategist Fund, dated November 28, 2008
Morgan Stanley Tax-Exempt Securities Trust, dated April 30, 2008
Morgan Stanley Technology Fund, dated July 31, 2008
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2008
Morgan Stanley U.S. Multi-Cap Alpha Fund, dated September 30, 2008
Morgan Stanley Value Fund, dated January 31, 2008
(each a “Fund”)

The Board of Directors/Trustees of each Fund has approved the elimination of redemption fees (the “Redemption Fee”) charged by each Fund, effective January 21, 2009. Accordingly, the following changes to the Prospectuses will become effective on January 21, 2009.
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The line item in the “Shareholder Fees” table in the section of the Prospectus titled “Fees and Expenses of the Fund” relating to the Fund’s redemption fee and the corresponding footnote following the “Example” are hereby deleted.
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The last sentence of the second paragraph in the section of the Prospectus titled “How to Exchange Shares — Permissible Fund Exchanges” is hereby deleted.
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The section of the Prospectus titled “How to Sell Shares — Redemption Fee” is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MULTIFNDSPT7